UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Par-Four Investment Management, LLC

Address:  50 Tice Boulevard
          Woodcliff Lake, New Jersey 07677

13F File Number: 028-12818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ed Labrenz
Title:  Chief Financial Officer
Phone:  (201) 573-7512


Signature, Place and Date of Signing:

/s/  Ed Labrenz                 Woodcliff Lake, NJ             May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:  $33,712
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number        Name
---        --------------------        ----

1          028-05431                   Sunrise Partners Limited Partnership

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                          COLUMN  2      COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP  (x$1000)  PRN AMT   PRN CALL   DISCRETION  MGRS    SOLE      SHARED  NONE
--------------                 --------------      -----  --------  -------   --------   ----------  -----   ----      ------  ----
ANGIOTECH PHARMACEUTICALS INC  COM                34918102     63     30000   SH          DEFINED     1      [NULL]    30000  [NULL]
ANGIOTECH PHARMACEUTICALS INC  COM                34918102     63     30000   SH            SOLE    [NULL]   30000     [NULL] [NULL]
ARMSTRONG WORLD INDS INC NEW   COM               04247X102    651     18250   SH          DEFINED     1      [NULL]    18250  [NULL]
ARMSTRONG WORLD INDS INC NEW   COM               04247X102    508     14250   SH            SOLE    [NULL]   14250     [NULL] [NULL]
BCE INC                        COMNEW            05534B760   1012     30000   SH   PUT    DEFINED     1      [NULL]      0    [NULL]
BCE INC                        COMNEW            05534B760   1012     30000   SH   PUT      SOLE    [NULL]     0       [NULL] [NULL]
BELO CORP                      COM SER A          80555105    285     27000   SH          DEFINED     1      [NULL]    27000  [NULL]
BELO CORP                      COM SER A          80555105    285     27000   SH            SOLE    [NULL]   27000     [NULL] [NULL]
CALPINE CORP                   COM NEW           131347304    408     22171   SH          DEFINED     1      [NULL]    22171  [NULL]
CALPINE CORP                   COM NEW           131347304    408     22171   SH            SOLE    [NULL]   22171     [NULL] [NULL]
CHEMTURA CORP                  COM               163893100    154     21000   SH          DEFINED     1      [NULL]    21000  [NULL]
CHEMTURA CORP                  COM               163893100    154     21000   SH            SOLE    [NULL]   21000     [NULL] [NULL]
COMCAST CORP NEW               CL A              20030N101    580     30000   SH          DEFINED     1      [NULL]    30000  [NULL]
COMCAST CORP NEW               CL A              20030N101    580     30000   SH            SOLE    [NULL]   30000     [NULL] [NULL]
DOMTAR CORP                    COM               257559104    393     57500   SH          DEFINED     1      [NULL]    57500  [NULL]
DOMTAR CORP                    COM               257559104    393     57500   SH            SOLE    [NULL]   57500     [NULL] [NULL]
FREEPORT-MCMORAN COPPER & GO   COM               35671D857    962     10000   SH  CALL    DEFINED     1      [NULL]      0    [NULL]
FREEPORT-MCMORAN COPPER & GO   COM               35671D857    962     10000   SH  CALL      SOLE    [NULL]     0       [NULL] [NULL]
ION MEDIA NETWORKS INC         NOTE 11.000% 7/3  46205AAB9   1695   6000000   PRN         DEFINED     1      [NULL]   6000000 [NULL]
ISHARES TR                     RUSSELL 2000      464287655   2569     37500   SH   PUT    DEFINED     1      [NULL]      0    [NULL]
ISHARES TR                     RUSSELL 2000      464287655   2569     37500   SH   PUT      SOLE    [NULL]     0       [NULL] [NULL]
LA Z BOY INC                   COM               505336107     95     11400   SH          DEFINED   [NULL]   [NULL]    11400  [NULL]
MERRILL LYNCH & CO INC         COM               590188108    306      7500   SH   PUT    DEFINED     1      [NULL]      0    [NULL]
MERRILL LYNCH & CO INC         COM               590188108    306      7500   SH   PUT      SOLE    [NULL]     0       [NULL] [NULL]
MIRANT CORP NEW                COM               60467R100    237      6509   SH          DEFINED     1      [NULL]     6509  [NULL]
MIRANT CORP NEW                COM               60467R100    265      7272   SH            SOLE    [NULL]    7272     [NULL] [NULL]
PHILLIPS VAN HEUSEN CORP       COM               718592108   1896     50000   SH   PUT    DEFINED     1      [NULL]      0    [NULL]
PHILLIPS VAN HEUSEN CORP       COM               718592108   1896     50000   SH   PUT      SOLE    [NULL]     0       [NULL] [NULL]
ROSETTA RESOURCES INC          COM               777779307    443     22500   SH          DEFINED     1      [NULL]    22500  [NULL]
ROSETTA RESOURCES INC          COM               777779307    443     22500   SH            SOLE    [NULL]   22500     [NULL] [NULL]
SPDR TR                        UNIT SER 1        78462F103   3642     27600   SH   PUT    DEFINED     1      [NULL]      0    [NULL]
SPDR TR                        UNIT SER 1        78462F103   3615     27400   SH   PUT      SOLE    [NULL]     0       [NULL] [NULL]
SPANISH BROADCASTING SYS INC   CL A              846425882    180    101600   SH          DEFINED     1      [NULL]    101600 [NULL]
SPANISH BROADCASTING SYS INC   CL A              846425882    180    101600   SH            SOLE    [NULL]   101600    [NULL] [NULL]
U S G CORP                     COM NEW           903293405    967     26275   SH          DEFINED     1      [NULL]    26275  [NULL]
U S G CORP                     COM NEW           903293405    966     26225   SH            SOLE    [NULL]   26225     [NULL] [NULL]
GRACE W R & CO DEL NEW         COM               38388F108    566     24800   SH          DEFINED     1      [NULL]    24800  [NULL]
GRACE W R & CO DEL NEW         COM               38388F108    347     15200   SH            SOLE    [NULL]   15200     [NULL] [NULL]
XM SATELLITE RADIO HLDGS INC   CL A              983759101    829     71300   SH  CALL    DEFINED     1      [NULL]      0    [NULL]
XM SATELLITE RADIO HLDGS INC   CL A              983759101    827     71200   SH  CALL      SOLE    [NULL]     0       [NULL] [NULL]



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